Touchstone Sands Capital Emerging Markets Growth Fund (Prospectus Summary) | Touchstone Sands Capital Emerging Markets Growth Fund
TOUCHSTONE SANDS CAPITAL EMERGING MARKETS GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Sands Capital Emerging Markets Growth Fund (the “Fund”) seeks long-term capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Sands Capital Emerging Markets Growth Fund (USD $)	Class Y	Institutional Class
Wire Redemption Fee	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Sands Capital Emerging Markets Growth Fund		Class Y	Institutional Class
Management Fees		1.15%	1.15%
Distribution or Service (12b-1) Fees		none	none
Other Expenses	[1]	0.66%	0.50%
Total Annual Fund Operating Expenses		1.81%	1.65%
Fee Waiver or Expense Reimbursement	[2]	(0.32%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		1.49%	1.39%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit total annual fund operating expenses to 1.49%, and 1.39% for Class Y shares and Institutional Class shares, respectively. This expense limitation will remain in effect through at least April 22, 2015, but can be terminated by a vote of the Fund's Board of Trustees (the "Board") if it deems the termination to be beneficial to the Fund. The terms of Touchstone Advisors' expense limitation agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limit in effect at the time of waiver or reimbursement. For more information see the discussion entitled "Expense Limitation Agreement" under the section entitled "The Investment Advisor" in the Fund's statement of addition information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual expense limit).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example Touchstone Sands Capital Emerging Markets Growth Fund (USD $)	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	151	142
Expense Example, with Redemption, 3 Years	537	492

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.  The Fund is a new series and therefore it does not yet have a portfolio turnover rate.

The Fund's Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity and equity-related securities issued by companies in “emerging” or “frontier” market countries.  The Fund invests primarily in a portfolio of equity securities such as common stock, preferred stock, and depositary receipts; and equity-related securities such as participatory notes and low exercise price options. Emerging or frontier market companies are companies of any size that are tied economically to emerging or frontier markets.  The Fund will generally consider qualifying investments to be in companies that are  organized under the laws of, or maintain their principal place of business in, an emerging or frontier market country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries.  The Fund considers a country classified as an “emerging” or “frontier” market by the MSCI Emerging Markets Index to be an emerging or frontier market. The Fund generally invests in a portfolio of 30 to 50 issuers selected on the basis of bottom-up research undertaken by the sub-advisor, Sands Capital Management, LLC (“Sands Capital” or the “Sub-Advisor”).

The Sub-Advisor uses a bottom-up approach to investment selection, as opposed to sector or regional allocations, that focuses on a company's long-term business fundamentals. Therefore, the Fund may overweight certain geographies or sectors and may underweight other geographies or sectors.

The Sub-Advisor looks for companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages, such as profitability, superior quality, or distribution relative to competitors, or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market, and business prospects.

Companies that the Sub-Advisor determines may meet its investment criteria are then evaluated with additional in-depth qualitative research, including proprietary financial modeling.  Importantly, this investment approach may include identifying the key metrics for a particular business or industry, and specific risks or issues relating to a company. Through this process the Sub-Advisor may vary the Fund's sector and geographic allocations based upon relevant macroeconomic factors that matter for each business in the Fund's portfolio; as a result, the Fund may have significant exposure to particular jurisdictions and sectors.

The Sub-Advisor generally intends for the Fund's investments to be held for an average term of three to five years, although the Fund may hold any investment for any length of time. The Sub-Advisor generally considers selling a security when it no longer meets the investment criteria outlined above, for risk management purposes, or if a more attractive investment opportunity presents itself. In managing risk, the Sub-Advisor regularly assesses each investment's relevant business risk, the market's macroeconomic risk, and the Fund's portfolio-level risk.

The Fund's Principal Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

•                  Large-Cap Risk:  Large-cap risk is the risk that stocks of larger companies may underperform relative to those of small- and mid-sized companies.  Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•                  Small-Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.  In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.  Over-the-counter securities may also be less liquid than exchange-traded securities. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

•                  Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. For example, emerging markets economies may have a greater risk of unpredictable inflation or deflation. As a result, there is often an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

•                  Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.  The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.  Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

•                  Participatory Notes Risk: participatory notes (commonly known as P-notes) are offshore derivative instruments issued to foreign institutional investors and their sub-accounts against underlying Indian securities listed on the Indian bourses.  These securities are not registered with the Securities and Exchange Board of India.  Participatory notes are similar to ADRs and the risks of investing in participatory notes are similar to depositary receipts risk and foreign securities risk in general.

Growth Investing Risk: Growth-oriented funds may underperform when value investing is in favor. Securities of growth-oriented companies may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's earnings potential.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc., (the “Advisor”), engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor's incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Options Risk:  Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.  When options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Preferred Stock Risk: Preferred stock represents an equity interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, both of which can have a negative impact on the stock's price when interest rates decline.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of emerging markets investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

The Fund's Performance
The Fund's performance information is only shown when it has had a full calendar year of operations. Since the Fund is a new series, there is no performance information included in this prospectus.